Common Stock (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity (Deficit)
Exercise of stock options (in shares)				397,376
Exercise of stock options		$ 439,922		$ 114,263	$ 355,189
Class A Common Stock
Stockholders' Equity (Deficit)
Exercise of stock options (in shares)	0		1,345,625	1,345,625
Exercise of stock options				$ 114,263	$ 355,189
Class A Common Stock | Common Stock
Stockholders' Equity (Deficit)
Exercise of stock options (in shares)		1,345,625		397,376	878,572
Exercise of stock options		$ 135		$ 40	$ 88